Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2022
Related Party Transactions
Schedule of key management compensation
	2022	2021
	$	$
Short-term compensation	2,408	1,472
Share-based compensation	1,479	497
Total	3,887	1,969